Operations - The Group (Details)	12 Months Ended
Dec. 31, 2022
Bilibili HK Limited | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Hode HK Limited | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Chaodian HK Limited | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2019
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Bilibili Co., Ltd. | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Japan, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Business development
Hode Shanghai Limited ("Hode Shanghai") | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Technology development
Shanghai Bilibili Technology Co., Ltd | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2016
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Technology development
Chaodian (Shanghai) Technology Co., Ltd. | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2019
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	E-commerce and advertising
Shanghai Hode Information Technology Co., Ltd. ("Hode Information Technology") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2013
Percentage of Direct or Indirect Economic Interest	100.00%	[1]
Principal Activities	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. ("Shanghai Kuanyu"). | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Interest	100.00%	[1]
Principal Activities	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. ("Sharejoy Network") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Interest	100.00%	[1]
Principal Activities	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. ("Shanghai Hehehe") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Interest	100.00%	[1]
Principal Activities	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. ("Shanghai Anime Tamashi") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2015
Percentage of Direct or Indirect Economic Interest	100.00%	[1]
Principal Activities	E-commerce

[1]	Hode Shanghai had 100% of beneficial interests in these consolidated VIEs.